Lease liabilities	6 Months Ended
Jun. 30, 2026
Lease liabilities [abstract]
Lease liabilities
17. Lease liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	Lease liabilities
At December 31, 2025	731,589
Interest expense	17,094
Repayment of lease liabilities (including interest expense)	(91,727)
Additions due to new leases and store renewals	257,571
Decrease of lease liabilities due to store closures	(2,554)
Translation differences	15,222
At June 30, 2026	927,195
of which:
Non-current	780,698
Current	146,497

In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16 — Leases, only the minimum fixed lease payments are capitalized as lease liabilities.
Additions during the period were primarily attributable to the extension of certain lease agreements aimed at securing long-term presence in prime retail locations in the United States and Europe.
For information relating to the contractual maturities of lease liabilities, see Note 15 — Borrowings.